PROPERTY, PLANT AND EQUlPMENT (Tables)	3 Months Ended
Mar. 31, 2026
Property Plant And Equlpment
Schedule of Property, plant and equipment

	March 31, 2026
	Leasehold improvements	Equipment and furniture, tele- communication system, furniture and fixtures	Computer equipment	Site infrastructure	Total
	$	$	$		$
Gross carrying amount
Balance as at December 31, 2025	8,995	2,187,232	429,022	1,525,067	4,150,316
Additions	—	698,837	1,533	—	700,370
Current translation effects	—	(3,925)	3,693	25,926	25,694
Balance as at March 31, 2026	8,995	2,882,143	434,248	1,550,993	4,876,379
Depreciation and impairment
Balance as at December 31, 2025	7,183	698,048	343,439	42,445	1,091,114
Depreciation	450	32,599	6,427	32,777	72,252
Current translation effects	—	(1,237)	363	722	(153)
Balance as at March 31, 2026	7,633	729,410	350,229	75,944	1,163,213
Carrying amount as at March 31, 2026	1,362	2,152,733	84,019	1,475,049	3,713,165

	December 31, 2025
	Leasehold improvements	Equipment and furniture, tele- communication system, furniture and fixtures	Computer equipment	Site infrastructure	Total
	$	$	$		$
Gross carrying amount
Balance as at December 31, 2024	8,995	746,818	358,758	—	1,114,571
Additions	—	1,432,036	66,978	—	1,499,014
Reclassification	—	—	—	1,525,067	1,525,067
Current translation effects		8,378	3,286	—	11,664
Balance as at December 31, 2025	8,995	2,187,232	429,022	1,525,067	4,150,315
Depreciation and impairment
Balance as at December 31, 2024	5,383	597,090	318,395	—	920,868
Depreciation	1,800	97,867	23,935	42,445	166,046
Current translation effects		3,092	1,109	—	4,201
Balance as at December 31, 2025	7,183	698,048	343,439	42,445	1,091,114
Carrying amount as at December 31, 2025	1,812	1,489,184	85,583	1,482,622	3,059,201